Financial Risk Management - Liquidity Risk - Financial Liabilities Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Funds withheld payable to reinsurers	$ 850.2	$ 416.2
Provision for losses and loss adjustment expenses	28,610.8	19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3	$ 14,504.8	$ 14,467.2
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	2,938.9	2,283.8
Funds withheld payable to reinsurers	850.2	416.2
Provision for losses and loss adjustment expenses	28,610.8	19,481.8
Borrowings - principal	6,396.9	4,783.5
Borrowings - interest	1,985.7	1,636.7
Total financial liabilities	40,782.5	28,602.0
Liquidity risk | Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,564.5	1,257.4
Funds withheld payable to reinsurers	186.6	125.1
Provision for losses and loss adjustment expenses	2,108.8	1,383.5
Borrowings - principal	47.1	478.1
Borrowings - interest	45.6	51.5
Total financial liabilities	3,952.6	3,295.6
Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	578.8	433.9
Funds withheld payable to reinsurers	553.2	252.0
Provision for losses and loss adjustment expenses	5,344.5	3,890.0
Borrowings - principal	958.0	237.6
Borrowings - interest	270.1	197.6
Total financial liabilities	7,704.6	5,011.1
Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	485.3	347.4
Funds withheld payable to reinsurers	41.9	25.8
Provision for losses and loss adjustment expenses	8,272.0	5,664.4
Borrowings - principal	877.5	650.8
Borrowings - interest	542.9	443.1
Total financial liabilities	10,219.6	7,131.5
Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	216.8	113.3
Funds withheld payable to reinsurers	1.4	1.5
Provision for losses and loss adjustment expenses	4,557.3	3,428.0
Borrowings - principal	1,556.8	1,299.6
Borrowings - interest	381.5	334.5
Total financial liabilities	6,713.8	5,176.9
Liquidity risk | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	93.5	131.8
Funds withheld payable to reinsurers	67.1	11.8
Provision for losses and loss adjustment expenses	8,328.2	5,115.9
Borrowings - principal	2,957.5	2,117.4
Borrowings - interest	745.6	610.0
Total financial liabilities	$ 12,191.9	$ 7,986.9